Financial Risk Management_Loans Per IAS 39(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018 [1]	Dec. 31, 2017
Composition Of Loans Line Items [Line Items]
Loans And Receivables	₩ 320,545,601	₩ 290,122,838
Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables	₩ 323,155,282	₩ 292,233,069
%	100.00%	100.00%
Less: Allowances
Composition Of Loans Line Items [Line Items]
Loans And Receivables	₩ (2,609,681)	₩ (2,110,231)
%		0.72%
Neither past due nor impaired | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 288,332,196
%		98.67%
Past due but not impaired | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 1,636,206
%		0.56%
Impared | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 2,264,667
%		0.77%
Retail
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 145,841,681
Retail | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables	159,078,869	₩ 146,270,980
%		100.00%
Retail | Less: Allowances
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ (429,299)
%		0.29%
Retail | Neither past due nor impaired | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 144,705,621
%		98.93%
Retail | Past due but not impaired | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 1,069,813
%		0.73%
Retail | Impared | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 495,546
%		0.34%
Corporate
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 129,525,576
Corporate | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables	146,722,355	₩ 130,757,242
%		100.00%
Corporate | Less: Allowances
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ (1,231,666)
%		0.94%
Corporate | Neither past due nor impaired | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 129,130,466
%		98.76%
Corporate | Past due but not impaired | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 206,925
%		0.16%
Corporate | Impared | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 1,419,851
%		1.08%
Credit card
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 14,755,581
Credit card | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables	₩ 17,354,058	₩ 15,204,847
%		100.00%
Credit card | Less: Allowances
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ (449,266)
%		2.95%
Credit card | Neither past due nor impaired | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 14,496,109
%		95.34%
Credit card | Past due but not impaired | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 359,468
%		2.36%
Credit card | Impared | Loans
Composition Of Loans Line Items [Line Items]
Loans And Receivables		₩ 349,270
%		2.30%

[1]	The above is the Group's loans at fair value through profit and loss, other comprehensive income or amortized cost.